Subsequent Events	9 Months Ended
Sep. 30, 2013
Subsequent Events [Abstract]
Subsequent Events

NOTE L—SUBSEQUENT EVENTS

Credit Line Modification

On November 4, 2013, the Company modified the terms of its Secured Revolving Credit Facility principally to clarify the methodology and factors used to calculate the amount available under the facility and to extend the current maximum total indebtedness ratio and fixed charges coverage ratio covenants through December 31, 2014.